Goodwill and other intangible assets - Summary of Changes in Carrying Amount of Goodwill by Cash Generating Units (Detail) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2019	Oct. 31, 2018
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	$ 11,137	$ 10,977
Acquisitions	98	81
Dispositions	(20)	(8)
Currency translations	21	87
Ending balance	11,236	11,137
Canadian Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,528	2,527
Acquisitions	27	1
Ending balance	2,555	2,528
Caribbean Banking [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,729	1,694
Currency translations	(2)	35
Ending balance	1,727	1,729
Canadian Wealth Management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	579	576
Currency translations		3
Ending balance	579	579
Global asset management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,986	2,006
Dispositions	(20)
Currency translations	19	(20)
Ending balance	1,985	1,986
U.S. Wealth Management (including City National) [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	2,870	2,745
Acquisitions	71	80
Dispositions		(8)
Currency translations	2	53
Ending balance	2,943	2,870
International wealth management [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	118	120
Currency translations	2	(2)
Ending balance	120	118
Insurance [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	112	112
Ending balance	112	112
Investor & Treasury Services [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	148	148
Ending balance	148	148
Capital Markets [member]
Disclosure of reconciliation of changes in goodwill [line items]
Beginning balance	1,067	1,049
Currency translations		18
Ending balance	$ 1,067	$ 1,067